Restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Restricted cash

	December 31, 2021	December 31, 2020
Restricted cash (i)	1,183	1,429

	1,183	1,429

(i)
As of December 31, 2021, the restricted cash includes US$ 1,183 (December 31, 2020—US$ 1,429), which Itaú Bank in Brazil holds. These deposits are not available for use by the other entities within the Group. This amount refers to the guarantee granted related to BNDES and Itau loans. Refer to note 16 for additional details.